Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(4)	953
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	426	(1,415)
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(277)	163
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	113	(2,139)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	273	790
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	313	724